Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.8%
International Alternative Funds - 7.4%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	11,961	$ 28,153
Transamerica Unconstrained Bond (D)	34,504,148	355,392,724

		355,420,877

International Equity Funds - 24.1%
Transamerica Emerging Markets Opportunities (D)	36,188,612	416,892,813
Transamerica International Equity (D)	13,348,633	280,321,283
Transamerica International Growth (D)	34,466,930	339,843,929
Transamerica International Small Cap Value (D)	8,179,934	131,369,746

		1,168,427,771

U.S. Alternative Fund - 5.3%
Transamerica BlackRock Global Real Estate Securities VP (D)	20,855,301	254,017,561

U.S. Equity Funds - 48.4%
Transamerica Janus Mid-Cap Growth VP (D)	3,805,055	159,964,523
Transamerica JPMorgan Enhanced Index VP (D)	31,101,753	768,524,318
Transamerica JPMorgan Mid Cap Value VP (D)	4,748,836	86,713,750
Transamerica Large Cap Value (D)	35,643,888	469,430,007
Transamerica Mid Cap Growth (D)	5,510,064	80,832,637
Transamerica Mid Cap Value Opportunities (D)	4,273,469	61,324,283
Transamerica Morgan Stanley Capital Growth VP (D)	8,052,040	253,478,219
Transamerica Small Cap Value (D)	16,067,639	202,773,602
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	16,244	11,400
Transamerica T. Rowe Price Small Cap VP (D)	2,837,292	51,922,450
Transamerica WMC US Growth VP (D)	4,896,051	206,319,602

		2,341,294,791

U.S. Fixed Income Funds - 10.6%
Transamerica Core Bond (D)	4,365,679	43,744,102
Transamerica Floating Rate (D)	5,396,235	51,318,194
Transamerica High Yield Bond (D)	37,325,149	346,377,379
Transamerica Intermediate Bond (D)	7,068,228	73,156,164

		514,595,839

U.S. Mixed Allocation Fund - 1.0%
Transamerica PIMCO Total Return VP (D)	4,408,854	48,850,099

Total Investment Companies (Cost $4,075,923,587)		4,682,606,938

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.4%
U.S. Treasury - 1.4%
U.S. Treasury Note 1.38%, 01/31/2022 (E)	$ 68,836,300	69,139,057

Total U.S. Government Obligation (Cost $69,130,461)		69,139,057

Principal	Value
REPURCHASE AGREEMENT - 1.9%

Fixed Income Clearing Corp., 0.00% (F), dated 09/30/2021, to be repurchased at $93,946,980 on 10/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 01/15/2022, and with a value of $95,826,032.

$ 93,946,980	$ 93,946,980

Total Repurchase Agreement (Cost $93,946,980)	93,946,980

Total Investments (Cost $4,239,001,028)	4,845,692,975
Net Other Assets (Liabilities) - (0.1)%	(5,232,945)

Net Assets - 100.0%	$ 4,840,460,030

Transamerica Series Trust	Page 1

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	621	12/31/2021	$76,709,297	$76,222,899	$—	$(486,398)
10-Year U.S. Treasury Note	1,465	12/21/2021	194,876,623	192,807,734	—	(2,068,889)
30-Year U.S. Treasury Bond	617	12/21/2021	100,875,709	98,237,969	—	(2,637,740)
CAD Currency	968	12/14/2021	76,209,600	76,462,320	252,720	—
EURO STOXX 50® Index	2,578	12/17/2021	123,768,265	120,882,431	—	(2,885,834)
S&P 500® E-Mini Index	1,383	12/17/2021	309,052,844	297,189,412	—	(11,863,432)
S&P/TSX 60 Index	796	12/16/2021	154,450,745	150,338,797	—	(4,111,948)
U.S. Treasury Ultra Bond	918	12/21/2021	181,806,262	175,395,375	—	(6,410,887)

Total					$252,720	$(30,465,128)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
DJ U.S. Real Estate Index	(2,439)	12/17/2021	$(98,911,100)	$(96,877,080)	$2,034,020	$—
E-Mini Russell 2000® Index	(968)	12/17/2021	(108,338,903)	(106,518,720)	1,820,183	—
MSCI EAFE Index	(959)	12/17/2021	(113,572,339)	(108,702,650)	4,869,689	—
MSCI Emerging Markets Index	(2,658)	12/17/2021	(166,093,048)	(165,540,240)	552,808	—

Total					$9,276,700	$—

Total Futures Contracts					$9,529,420	$(30,465,128)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$4,682,567,385	$—	$—	$4,682,567,385
U.S. Government Obligation	—	69,139,057	—	69,139,057
Repurchase Agreement	—	93,946,980	—	93,946,980

Total	$4,682,567,385	$163,086,037	$—	$4,845,653,422

Investment Companies Measured at Net Asset Value (C)				39,553

Total Investments				$4,845,692,975

Other Financial Instruments
Futures Contracts (H)	$9,529,420	$—	$—	$9,529,420

Total Other Financial Instruments	$9,529,420	$—	$—	$9,529,420

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(30,465,128)	$—	$—	$(30,465,128)

Total Other Financial Instruments	$(30,465,128)	$—	$—	$(30,465,128)

Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Restricted securities. At September 30, 2021, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$123,058	$28,153	0.0	%(I)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	162,437	11,400	0.0	(I)

Total			$285,495	$39,553	0.0	%(I)

(C)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(D)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2021	Shares as of September 30, 2021	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$200,701,848	$101,056,269	$(72,563,000)	$6,276,248	$18,546,196	$254,017,561	20,855,301	$8,035,273	$—
Transamerica Core Bond	56,761,007	1,023,881	(12,674,076)	155,982	(1,522,692)	43,744,102	4,365,679	1,023,881	—
Transamerica Emerging Markets Opportunities	262,779,588	165,594,900	(7,400,307)	1,888,559	(5,969,927)	416,892,813	36,188,612	—	—
Transamerica Floating Rate	—	51,347,183	—	—	(28,989)	51,318,194	5,396,235	358,683	—
Transamerica Global Allocation Liquidating Trust	35,546	—	—	—	(7,393)	28,153	11,961	—	—
Transamerica High Yield Bond	428,502,122	13,424,982	(102,431,996)	5,586,879	1,295,392	346,377,379	37,325,149	13,424,982	—
Transamerica Intermediate Bond	108,690,733	19,733,391	(52,971,510)	1,477,468	(3,773,918)	73,156,164	7,068,228	1,277,987	—
Transamerica International Equity	376,640,210	—	(132,684,505)	34,291,648	2,073,930	280,321,283	13,348,633	—	—
Transamerica International Growth	471,074,978	—	(164,887,196)	43,373,935	(9,717,788)	339,843,929	34,466,930	—	—
Transamerica International Small Cap Value	95,234,807	26,660,099	—	—	9,474,840	131,369,746	8,179,934	—	—
Transamerica Janus Mid-Cap Growth VP	78,293,844	92,878,258	(7,400,308)	1,977,654	(5,784,925)	159,964,523	3,805,055	213,647	9,650,811
Transamerica JPMorgan Enhanced Index VP	456,339,764	362,524,255	(35,708,460)	11,405,693	(26,036,934)	768,524,318	31,101,753	7,576,105	87,446,233
Transamerica JPMorgan Mid Cap Value VP	91,834,519	52,935,809	(78,467,620)	14,050,994	6,360,048	86,713,750	4,748,836	603,804	1,149,520
Transamerica Large Cap Value	439,834,844	43,440,341	(97,065,988)	(283,432)	83,504,242	469,430,007	35,643,888	2,723,384	—
Transamerica Mid Cap Growth	161,586,231	—	(86,034,638)	21,032,163	(15,751,119)	80,832,637	5,510,064	—	—
Transamerica Mid Cap Value Opportunities	134,100,030	—	(95,507,264)	24,428,814	(1,697,297)	61,324,283	4,273,469	—	—
Transamerica Morgan Stanley Capital Growth VP	269,423,490	87,207,339	(64,273,487)	26,373,922	(65,253,045)	253,478,219	8,052,040	28,974,855	37,137,867
Transamerica PIMCO Total Return VP	75,154,486	34,444,778	(58,333,123)	2,512,541	(4,928,583)	48,850,099	4,408,854	1,564,462	413,495
Transamerica Small Cap Value	276,429,546	—	(130,158,126)	44,641,977	11,860,205	202,773,602	16,067,639	—	—
Transamerica Small Company Growth Liquidating Trust	11,400	—	—	—	—	11,400	16,244	—	—
Transamerica T. Rowe Price Small Cap VP	140,155,360	5,125,196	(96,531,312)	32,121,850	(28,948,644)	51,922,450	2,837,292	340,690	4,784,506
Transamerica Unconstrained Bond	427,910,497	10,131,254	(82,804,127)	3,179,096	(3,023,996)	355,392,724	34,504,148	10,131,254	—
Transamerica WMC US Growth VP	226,000,208	31,564,174	(44,403,025)	12,584,736	(19,426,491)	206,319,602	4,896,051	2,210,301	29,353,873

Total	$4,777,495,058	$1,099,092,109	$(1,422,300,068)	$287,076,727	$(58,756,888)	$4,682,606,938	323,071,995	$78,459,308	$169,936,305

(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $66,535,657.
(F)	Rate disclosed reflects the yield at September 30, 2021.

Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(G)	There were no transfers in or out of Level 3 during the period ended September 30, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
(I)	Percentage rounds to less than 0.1% or (0.1)%.

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TSX	Toronto Stock Exchange

Transamerica Series Trust	Page 4

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Asset Allocation – Moderate Growth VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Series Trust	Page 5

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 6